Intangible Assets (Details) - Schedule of amortization expense of intangible assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of amortization expense of intangible assets [Abstract]
2022	$ 2,648
2023	2,221
2024	2,072
2025	2,061
2026	2,061
Thereafter	12,580
Total	$ 23,643